Subsidiaries (Details) - Schedule of companies included in scope of consolidation	12 Months Ended
Dec. 31, 2020
Infosat Communications LP [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Canada
Method of consolidation	Fully consolidated
Percentage of voting rights	100.00%
Telesat Spectrum General Partnership [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Canada
Method of consolidation	Fully consolidated
Percentage of voting rights	100.00%
Telesat LEO Holdings Inc. [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Canada
Method of consolidation	Fully consolidated
Percentage of voting rights	100.00%
Telesat Technology Corporation [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Canada
Method of consolidation	Fully consolidated
Percentage of voting rights	100.00%
Telesat Spectrum Corporation [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Canada
Method of consolidation	Fully consolidated
Percentage of voting rights	100.00%
Telesat Spectrum Holdings Corporation [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Canada
Method of consolidation	Fully consolidated
Percentage of voting rights	100.00%
Skynet Satellite Corporation [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United States
Method of consolidation	Fully consolidated
Percentage of voting rights	100.00%
Telesat Network Services, Inc. [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United States
Method of consolidation	Fully consolidated
Percentage of voting rights	100.00%
The SpaceConnection Inc. [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United States
Method of consolidation	Fully consolidated
Percentage of voting rights	100.00%
Telesat Satellite LP [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United States
Method of consolidation	Fully consolidated
Percentage of voting rights	100.00%
Telesat LEO Inc. [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United States
Method of consolidation	Fully consolidated
Percentage of voting rights	100.00%
Telesat US Services, LLC [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United States
Method of consolidation	Fully consolidated
Percentage of voting rights	100.00%
Infosat Able Holdings, Inc. [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United States
Method of consolidation	Fully consolidated
Percentage of voting rights	100.00%
Telesat Brasil Capacidade de Satélites Ltda. [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Brazil
Method of consolidation	Fully consolidated
Percentage of voting rights	100.00%
Telesat (IOM) Limited [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Isle of Man
Method of consolidation	Fully consolidated
Percentage of voting rights	100.00%
Telesat International Limited [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United Kingdom
Method of consolidation	Fully consolidated
Percentage of voting rights	100.00%